THE WACHOVIA FUNDS
Wachovia Equity Fund                   Wachovia Balanced Fund
Wachovia Quantitative Equity Fund      Wachovia Blue Chip Value Fund
Wachovia Growth & Income Fund          Wachovia New Horizons Fund
Wachovia Equity Index Fund             Wachovia International Equity Fund
Wachovia Special Values Fund           Wachovia Fixed Income Fund
Wachovia Emerging Markets Fund         Wachovia Intermediate Fixed Income Fund
Wachovia Personal Equity Fund          Wachovia Short-Term Fixed Income Fund
Wachovia Prime Cash Management Fund    Wachovia Tax-Free Money Market Fund
Wachovia Money Market Fund             Wachovia U.S. Treasury Money Market Fund
Wachovia Executive Fixed Income Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund


THE WACHOVIA VARIABLE INSURANCE FUNDS
Wachovia Balanced Fund II
Wachovia Equity Fund II
Wachovia Special Values Fund II

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     Supplement to Prospectuses and Statements of Additional  Information  dated
January 31, 2001 (The Wachovia Funds and The Wachovia Municipal Funds) and April 30, 2001 (The Wachovia Variable Insurance Funds)


     Effective May 4, 2001, the division of Wachovia Bank, N.A. that provides investment advisory services to The Wachovia Funds, The Wachovia Municipal Funds and The Wachovia Variable Insurance Funds became registered with the Securities and Exchange Commission as an investment adviser known as Wachovia Fund
Advisers. Accordingly, all references to Wachovia Asset Management in your Prospectus and Statement of Additional Information should be changed to Wachovia Fund Advisers. As of May 31, 2001, Wachovia Fund Advisers had $9.4 billion assets under management. No changes in the investment personnel or style of investment management have been made.


                                                                   June 18, 2001


Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901577
Cusip 929901569   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929775302   Cusip 929775104   Cusip 929775203

26568 (6/01)